DISCONTINUED OPERATIONS (Schedule of Company’s consolidated statements of comprehensive income (loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017 [1]	Dec. 31, 2016	Dec. 31, 2015
Major classes of line items constituting pretax profit of discontinued operations
Net revenues			$ 47,328	$ 50,944
Cost of revenues (including share-based compensation of nil, $181 and $6 for 2015, 2016 and 2017, respectively)		(6)	(12,719)	(13,767)
Selling, research and development, and general and administrative expenses (including share-based compensation of nil, $3,793 and $383 for 2015, 2016 and 2017, respectively)		(383)	(23,823)	(19,452)
Other income and expenses that are not major			1,956	2,662
Income/(loss) from the operations of the discontinued operations, before income taxes (Note a)	[2]	(389)	12,742	20,387
Income tax expenses (Note b)	[3]		(2,492)	(4,286)
Net income/(loss) from the operations of discontinued operations, before share of income on equity method investments		(389)	10,250	16,101
Share of income on equity method investments			195	54
Income /(loss) from the operations of the discontinued operations, net of income taxes		(389)	10,445	16,155
Gain from disposal of discontinued operations, net of income taxes			43,190
Income/(loss) from discontinued operations, net of income tax expenses of $4,286, $10,778 and nil for 2015, 2016 and 2017, respectively		(389)	53,635	16,155
Net income/(loss) from discontinued operations attributable to China Digital TV Holding Co., Ltd.		$ (389)	$ 52,644	$ 16,155

[1]	Incremental cost of $389 was incurred related to the modification of vested share options granted to the grantees employed by Beijing Super TV and N-S Digital TV under the share incentive plans of the Company.
[2]	Income/(loss) from the operations of discontinued operations, before income taxes, attributable to China Digital TV Holding Co., Ltd. was income of $20,387, $11,750 for the years ended December 31, 2015 and 2016, respectively, and loss of $389 for the year ended December 31, 2017.
[3]	Golden Benefit incurred withholding income tax expense relating to retained earnings of Beijing Super TV at a 10% income tax rate. This withholding tax expense is included as income tax expenses for the discontinued operations at the amount of $1,608 and $2,045 for the years ended December 31, 2015 and 2016, respectively.